Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses
Research and development	$ 151,456	$ 451,030	$ 715,128	$ 1,213,903	$ 1,540,097	$ 1,063,470
General and administrative expenses	318,424	307,593	1,023,547	1,026,431	1,437,832	1,061,399
Share-based compensation		543,101	39,170	1,854,726	2,246,033	2,253,793
Total Operating Expenses	469,880	1,301,724	1,777,845	4,095,060	5,223,962	4,378,662
Loss from operations	(469,880)	(1,301,724)	(1,777,845)	(4,095,060)	(5,223,962)	(4,378,662)
Financial expenses, net	(16,397)	(5,211)	(31,201)	(27,128)	(31,989)	90,147
Gain on retirement of royalty accrual						720,632
Registration Rights Agreement expense					(520,000)
Liquidated damages accrual		(520,000)		(520,000)
Amortization of debt discount	(159,813)		(174,408)
Change in fair value of derivative liability	(7,438)		(5,535)
Total other expense	(183,648)	(525,211)	(211,144)	(547,128)	(551,989)	810,779
Loss before provision for income taxes	(653,528)	(1,826,935)	(1,988,989)	(4,642,188)	(5,775,951)	(3,567,883)
Provision for income taxes
Net loss	$ (653,528)	$ (1,826,935)	$ (1,988,989)	$ (4,642,188)	$ (5,775,951)	$ (3,567,883)
Net loss per common share
Net loss per common share, Basic (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
Net loss per common share, Diluted (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
Weighted-average common shares outstanding
Weighted-average common shares outstanding, Basic (in Shares)	956,997,116	738,290,665	956,997,116	576,990,761	672,511,484	296,664,409
Weighted-average common shares outstanding, Diluted (in Shares)	956,997,116	738,290,665	956,997,116	576,990,761	672,511,484	296,664,409